Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Compensation and benefits
Salaries and variable compensation	2,571	3,314	2,719	5,885	6,222
Social security	247	219	207	466	529
Other	187	178	170	365	374
Compensation and benefits	3,005	3,711	3,096	6,716	7,125
Pension and other post-retirement expense	129	112	112	241	246
Severance and other compensation expense related to headcount reductions	123	45	142	168	142